Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Event

In October 2022, the Company entered into a service agreement (“Service Agreement”) with an unrelated third-party for marketing and investor relations services. The Service Agreement, which has a term of one year, has various deliverables and provides payments to the third party as follows; a) an initial fee of $90,000, b) monthly fees through the term of $12,500, c) 200,000 shares of restricted common stock and d) $300,000 specifically related to digital marketing activities. The initial fee and the first monthly fee have been paid and the aforementioned common shares have been issued subsequent to September 30, 2022.

Note 14. Subsequent Events

(a)	The Company has evaluated subsequent events through March 14, 2022, except for Note 14(b) as to which the date is March 28, 2022, which is the date the financial statements were available to be issued.

(b)	Effective March 22, 2022, the Company completed a plan and agreement of merger with Sharps Technology, Inc., a Nevada corporation (“Sharps Nevada”). Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company was converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation. The Company’s authorized common stock and preferred stock increased from 50,000,000 to 100,000,000 and 10,000 to 1,000,000 shares, respectively. The par value of preferred stock decreased from $0.001 to $0.0001 per share. All share, other equity instruments and per share information in the accompanying financial statements and footnotes has been retroactively adjusted for the effects of the reverse split for all periods presented.